Nature of Business and Organization - Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities (Details)	12 Months Ended
Dec. 31, 2025
WiMi Hologram Cloud Limited (“WiMi HK”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	WiMi Hologram Cloud Limited (“WiMi HK”)
Background	A Hong Kong company Incorporated on September 4, 2018 Primarily engages in the sales of semiconductor products and related accessories
Ownership	100% owned by WiMi Cayman
Beijing Hologram WiMi Cloud Network Technology Co., Ltd. (“WiMi WFOE”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Beijing Hologram WiMi Cloud Network Technology Co., Ltd. (“WiMi WFOE”)
Background	A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) Incorporated on September 20, 2018 A holding company
Ownership	100% owned by WiMi HK
Beijing WiMi Cloud Software Co., Ltd. (“Beijing WiMi”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Beijing WiMi Cloud Software Co., Ltd. (“Beijing WiMi”)
Background	A PRC limited liability company Incorporated on May 27, 2015 Primarily engages in Hologram advertising services
Ownership	VIE of WiMi WFOE
Shenzhen Yidian Network Technology Co., Ltd. (“Shenzhen Yidian”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Shenzhen Yidian Network Technology Co., Ltd. (“Shenzhen Yidian”)
Background	A PRC limited liability company Incorporated on May 20, 2014 Primarily engages in AR advertising services
Ownership	100% owned by Beijing WiMi
Shenzhen Duodian Cloud Technology Co., Ltd. (“Shenzhen Duodian”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Shenzhen Duodian Cloud Technology Co., Ltd. (“Shenzhen Duodian”)
Background	A PRC limited liability company Incorporated on August 24, 2017 Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yidian
Korgas Duodian Network Technology Co., Ltd. (“Korgas Duodian”)
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Korgas Duodian Network Technology Co., Ltd. (“Korgas Duodian”)
Background	A PRC limited liability company Incorporated on November 25, 2016 Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yidian
Kashi Duodian Network Technology Co., Ltd. (“Kashi Duodian”) [Meber]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Kashi Duodian Network Technology Co., Ltd. (“Kashi Duodian”)
Background	A PRC limited liability company Incorporated on January 31, 2019 Primarily engages in AR advertising services
Ownership	Disposed on May 31, 2025
Shenzhen Zhiyun Image Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Shenzhen Zhiyun Image Technology Co., Ltd. (“Shenzhen Zhiyun”)
Background	A PRC limited liability company Incorporated on December 3, 2019 Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yidian
Shenzhen Shiyunyanxi Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Shenzhen Shiyunyanxi Technology Co., Ltd. (“Shenzhen Shiyun”)
Background	A PRC limited liability company Incorporated on June 9, 2021 Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yidian
Shenzhen Yunzhan Image Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Shenzhen Yunzhan Image Technology Co., Ltd. (“Shenzhen Yunzhan”)
Background	A PRC limited liability company Incorporated on September 24, 2020 Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yidian
Micro Beauty Lightspeed Investment Management HK Limited (“Micro Beauty”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Micro Beauty Lightspeed Investment Management HK Limited (“Micro Beauty”)
Background	A Hong Kong company Incorporated on February 22, 2016 Primarily engages in MR software development and licensing
Ownership	100% owned by Beijing WiMi
Skystar Development Co., Ltd (“Skystar”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Skystar Development Co., Ltd (“Skystar”)
Background	A Republic of Seychelles Company Incorporated on March 30, 2016 Primarily engages in MR software development and licensing
Ownership	100% owned by Micro Beauty
Viru Technology Limited (“Viru”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Viru Technology Limited (“Viru”)
Background	A Hong Kong company Incorporated on April 15, 2021 Primarily engages in AR advertising services
Ownership	55% owned by Wimi HK
Shenzhen Weiruntong Technology Co., Ltd. (“Shenzhen Weiruntong”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Shenzhen Weiruntong Technology Co., Ltd. (“Shenzhen Weiruntong”)
Background	A PRC limited liability company Incorporated on August 26, 2022 Primarily engages in AR advertising services and no material operation
Ownership	100% owned by Viru
VIDA Semicon Co., Limited (“VIDA”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	VIDA Semicon Co., Limited (“VIDA”)
Background	A Hong Kong company Incorporated on August 21, 2020 Primarily engages in the sales of semiconductor products and related accessories
Ownership	53% owned by WiMi HK
Weeto Investment PTE. Ltd (“Weeto”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Weeto Investment PTE. Ltd (“Weeto”)
Background	A Singapore limited liability company Incorporated on April 28, 2022 Primarily engages in AR advertising services. No material operations
Ownership	100% owned by Wimi Cayman
Lixin Technology Co., Ltd. (“Lixin Technology”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Lixin Technology Co., Ltd. (“Lixin Technology”)
Background	A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) Incorporated on August 4, 2020 Primarily engages in research, development and sale of computer chip and intelligent chip products
Ownership	100% owned by WiMi Cayman
Hainan Lixin Technology Co., Ltd. (“Hainan Lixin”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Hainan Lixin Technology Co., Ltd. (“Hainan Lixin”)
Background	A PRC limited liability company Incorporated on October 10, 2020 Plan to support the daily operations of Lixin Technology
Ownership	100% owned by Lixin Technology
Tianjin Zhongzhengdaohe Investment Co., Ltd. (“TJ Zhongzheng”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Tianjin Zhongzhengdaohe Investment Co., Ltd. (“TJ Zhongzheng”)
Background	A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) Incorporated on March 4, 2021 A holding company
Ownership	100% owned by WiMi Cayman
Shenzhen Hedaozhongshu Technology Co., Ltd. (“Shenzhen Hedao”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Shenzhen Hedaozhongshu Technology Co., Ltd. (“Shenzhen Hedao”)
Background	A PRC limited liability company Incorporated on May 21, 2021 Plan to engage AR advertising services
Ownership	100% owned by TJ Zhongzheng
MicroAlgo Inc. (“MicroAlgo”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	MicroAlgo Inc. (“MicroAlgo”)
Background	A Cayman company Incorporated on May 14, 2018 A holding company
Ownership	56% owned by Wimi Cayman
VIYI Algorithm Inc. (“VIYI”), previously known as VIYI Technology Inc. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	VIYI Algorithm Inc. (“VIYI”), previously known as VIYI Technology Inc.
Background	A Cayman company Incorporated on September 24, 2020 Primarily engages in the development of central processing algorithm and cloud computing services
Ownership	86.5% owned by WiMi Cayman before March 26, 2021; 73% owned by WiMi Cayman after March 26, 2021; 100% owned by MicroAlgo after December 9, 2022
VIYI Technology Ltd. (“VIYI Ltd”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	VIYI Technology Ltd. (“VIYI Ltd”)
Background	A Hong Kong company Incorporated on October 9, 2020 A holding company
Ownership	100% owned by VIYI
Shenzhen Weiyixin Technology Co., Ltd. (“Shenzhen Weiyixin”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Shenzhen Weiyixin Technology Co., Ltd. (“Shenzhen Weiyixin”)
Background	A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) Incorporated on November 18, 2020 A holding company
Ownership	100% owned by VIYI Ltd
Shanghai Weimu Technology Co., Ltd. (“Shanghai Weimu”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Shanghai Weimu Technology Co., Ltd. (“Shanghai Weimu”)
Background	A PRC limited liability company Incorporated on November 30, 2020 Engages in providing software support services
Ownership	58% owned by Shenzhen Weiyixin
Hainan Weidong Technology Co., Ltd. (“Weidong”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Hainan Weidong Technology Co., Ltd. (“Weidong”)
Background	A PRC limited liability company Incorporated on October 28, 2020 Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yitian before January 11, 2021; 100% owned by Shenzhen Weiyixin after January 11, 2021
Shanghai Guoyu Information Technology Co., Ltd. (“Shanghai Guoyu”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Shanghai Guoyu Information Technology Co., Ltd. (“Shanghai Guoyu”)
Background	A PRC limited liability company Incorporated on March 18, 2019 Engages in R&D and application of intelligent visual algorithm technology
Ownership	99% owned by Weidong, 1% owned by SZ Weidong
Korgas Weidong Technology Co., Ltd. (“Korgas Weidong”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Korgas Weidong Technology Co., Ltd. (“Korgas Weidong”)
Background	A PRC limited liability company Incorporated on October 30, 2020 Primarily engages in AR advertising services
Ownership	100% owned by Weidong before July 14, 2021; 100% owned by Shanghai Guoyu after July 14, 2021 Dissolved on December 30,2024;
Shenzhen Yiyou Online Technology Co., Ltd. Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Shenzhen Yiyou Online Technology Co., Ltd. (“YY Online”)
Background	A PRC limited liability company Incorporated on Januarys 14, 2019 Primarily engages in AR services
Ownership	Disposed in May 2024
Shenzhen Yitian Internet Technology Co., Ltd. (“Shenzhen Yitian”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Shenzhen Yitian Internet Technology Co., Ltd. (“Shenzhen Yitian”)
Background	A PRC limited liability company Incorporated on March 08, 2011 Primarily engages in AR advertising services
Ownership	100% owned by Beijing WiMi before December 24, 2020; VIE of Shenzhen Weiyixin starting on December 24, 2020; 100% owned by Shenzhen Weiyixin starting April 1, 2022
Shenzhen Qianhai Wangxin Technology Co., Ltd. (“Shenzhen Qianhai”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Shenzhen Qianhai Wangxin Technology Co., Ltd. (“Shenzhen Qianhai”)
Background	A PRC limited liability company Incorporated on October 16, 2015 Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yitian
CDDI Capital Ltd (“CDDI”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	CDDI Capital Ltd (“CDDI”)
Background	A British Virgin Islands Company Incorporated on June 5, 2023
Ownership	100% owned by VIYI Technology Limited
VIWO AI Technology Inc. (“VIWO Cayman”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	VIWO AI Technology Inc. (“VIWO Cayman”)
Background	Incorporated on June 5, 2023, under the laws of the Cayman Islands A holding company
Ownership	55% owned by CDDI Capital Ltd
Viwo Technology Limited. (“Viwo Tech”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Viwo Technology Limited. (“Viwo Tech”)
Background	A Hong Kong company Incorporated on April 15, 2021 Engages in intelligent chips design
Ownership	100% owned by VIWO Cayman
Shenzhen Viwotong Technology Co., Ltd. (“Viwotong Tech”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Shenzhen Viwotong Technology Co., Ltd. (“Viwotong Tech”)
Background	A PRC limited liability company Incorporated on July 19, 2021 No operations
Ownership	100% owned by Viwo Tech
Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”)
Background	A PRC limited liability company Incorporated on June 22, 2021 Engages in E-commerce services and application of intelligent visual algorithm technology
Ownership	100% owned by Viwotong Tech from December 1, 2021 to February 6, 2024; 100% owned by Beijing Viwotong from February 6, 2024 to November 21, 2024; 100% owned by BJ Weiyun after
Beijing Younike Information Technology Co., Ltd. (“Younike”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Beijing Younike Information Technology Co., Ltd. (“Younike”)
Background	A PRC limited liability company Incorporated on July 22, 2022 Engages in central processing algorithm in advertising industry
Ownership	100% owned by Viwotong Tech from January 1, 2023 to February 28, 2024; 100% owned by Beijing Viwotong from February 28, 2024 to November 11, 2024; 100% owned by BJ Weiyun after November 11, 2024
Shenzhen Weidong Technology Co., Ltd. (“SZ Weidong”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Shenzhen Weidong Technology Co., Ltd. (“SZ Weidong”)
Background	A PRC limited liability company Incorporated on March 27, 2023 Primarily engages in central processing algorithm in advertising industry
Ownership	100% owned by Weidong
VIWO Technology (HK) Limited (VIWO HK) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	VIWO Technology (HK) Limited (VIWO HK)
Background	A Hong Kong company Incorporated on December 20,2023 A holding company
Ownership	100% owned by VIWO Cayman
Beijing Viwotong Technology Co., Ltd. (“Beijing Viwotong”) [Mmeber]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Beijing Viwotong Technology Co., Ltd. (“Beijing Viwotong”)
Background	A PRC limited liability company Incorporated on January 24, 2024 Primarily engages in central processing algorithm in advertising industry
Ownership	100% owned by VIWO HK
Beijing Weiyunshikong Technology Co., Ltd. (“BJ Weiyun”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Beijing Weiyunshikong Technology Co., Ltd. (“BJ Weiyun”)
Background	A PRC limited liability company Incorporated on March 7, 2024 Primarily engages in central processing algorithm in advertising industry
Ownership	100% owned by Beijing Viwotong
Weiyiyuliang (Beijing) Science Technology Center (Limited Partnership) (“Weiyiyuliang”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Weiyiyuliang (Beijing) Science Technology Center (Limited Partnership) (“Weiyiyuliang”)
Background	A PRC Limited Partnership Incorporated on June 20, 2024 No operations
Ownership	50% owned by Shenzhen Weiyixin; 50% owned by WiMi WFOE
Beijing Yujie Scholarship Education Consulting Co., Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Beijing Yujie Scholarship Education Consulting Co., Ltd
Background	A PRC limited liability company Incorporated on November 7, 2024
Ownership	Disposed on May 31, 2025